Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Loan Granted to Related Parties

As of December 31, 2019 and 2018, the loans granted to related persons are detailed below:

	As of December 31, 2019			As of December 31, 2018
	Productive	Investment		Productive	Investment
	companies	companies	Individuals	companies	companies	Individuals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loans and accounts receivable from customers
Commercial loans	109,840	11,910	5,054	170,873	64,073	3,960
Mortgage loans	—	—	29,419	—	—	21,154
Consumer loans	—	—	8,987	—	—	5,961
Gross loans and accounts receivable from customers	109,840	11,910	43,460	170,873	64,073	31,075
Allowance for loan losses	(1,705)	(134)	(283)	(2,550)	(70)	(63)
Loans and receivables to customers, net	108,135	11,776	43,177	168,323	64,003	31,012

Schedule of Other Transactions with Related Parties

For the years ended December 31, 2019, 2018 and 2017, the Bank entered into the following transactions with related parties for amounts are detailed below:

		As of December 31, 2019
		Balances receivable	Effect on income (loss)
Name or Corporate Name	Description	(payable)	Income	Expense
		MCh$	MCh$	MCh$
Adexus S.A.	Data transmission services	—	—	567
Bcycle Latam SPA	Administrative consulting	—	—	1,518
CAI Gestion Inmobiliaria S.A.	Department stores	—	—	3
Combanc S.A.	Data transmission services	—	—	366
Comder Contraparte Central S.A	Banking services	—	—	910
Compañía Chilena de Televisión S.A.	Tv broadcasting services	—	—	47
Corp Group Holding Inversiones Limitada	Advisory services	—	—	382
Corp Imagen y diseños S.A.	Marketing	—	—	101
Corp Research S.A.	Advisory services	—	—	474
Hotel Corporation of Chile S.A.	Hotel, events	—	—	39
Inmobiliaria Edificio Corpgroup S.A.	Office lease and building fees (*)	(15,625)	—	1,994
Inmobiliaria Gabriela S.A	Other services	—	—	121
Inversiones Corp Group Interhold Ltda.	Administrative consulting	—	—	2,537
Itaú Chile Cía. de Seguros de Vida S.A.	Life insurance	—	46	248
Itaú Chile Inv. Serv. y Administración S.A.	Leases (*)	(441)	—	220
Itaú Unibanco	Business management reimbursement	349	2,051	—
Operadora de Tarjeta de Crédito Nexus S.A.	Credit card management	—	—	3,037
Pulso Editorial S.A.	Publishing services	—	—	23
Redbanc S.A.	ATM management	—	—	3,388
SMU S.A., Rendic Hnos. S.A.	Lease of ATM (Note 17)	3,379	—	2,319
Transbank S.A.	Credit card management	—	—	14,208

(*) As of 2019, due to the adoption of IFRS 16, leases are recognized as a financial obligation and a right-of-use asset. See Note 1 letter g). For disclosure purposes we have included the unpaid balance of the liability and the interest expense.

These transactions were carried out at normal market prices prevailing at the day of the transactions.

Note 34 - Related Party Transactions, continued

		As of December 31, 2018
		Balances receivable	Effect on income (loss)
Name or Corporate Name	Description	(payable)	Income	Expense
		MCh$	MCh$	MCh$
Adexus S.A.	Data transmission services	—	—	254
Bcycle Latam SPA	Administrative consulting	—	—	4,048
Bolsa de Comercio de Santiago	Other services	—	—	204
CAI Gestion Inmobiliaria S.A.	Department stores	—	—	103
Combanc S.A.	Data transmission services	—	—	350
Comder Contraparte Central S.A	Banking services	—	—	902
Corp Group Holding Inversiones Limitada	Advisory services	—	—	408
Corp Imagen y diseños S.A.	Marketing	—	—	99
Corp Research S.A.	Advisory services	—	—	463
Everis Chile S.A.	Advisory services	—	—	906
Hotel Corporation of Chile S.A.	Hotel, events	—	—	94
Inmobiliaria Edificio Corpgroup S.A.	Office lease and building fees	—	—	4,693
Instituto de Estudios Bancarios Guillermo Subercaseaux	Education services	—	—	121
Inversiones Corp Group Interhold Ltda.	Administrative consulting	—	—	2,476
Itaú Chile Cía. de Seguros de Vida S.A.	Life insurance	—	93	706
Itaú Chile Inv. Serv. y Administración S.A.	Leases	—	204	141
Operadora de Tarjeta de Crédito Nexus S.A.	Credit card management	—	—	2,909
Pulso Editorial S.A	Publishing services	—	—	471
Redbanc S.A.	ATM management	—	—	3,002
SMU S.A., Rendic Hnos. S.A.	Lease of ATM (Note 17)	5,698	—	2,262
Transbank S.A.	Credit card management	—	—	15,469
VIP Asesorias y Servicios Integrales Ltda.	Advisory services	—	—	129

		As of December 31, 2017
		Balances receivable	Effect on income (loss)
Name or Corporate Name	Description	(payable)	Income	Expense
		MCh$	MCh$	MCh$
Bcycle Latam SPA	Other services	—	—	552
CAI Gestion Inmobiliaria S.A.	Commercial home (Department stores)	—	—	115
Combanc S.A.	Data transmission services	—	—	378
Comder Contraparte Central S.A	Banking services	—	—	1,067
Corp Group Holding Inversiones Limitada	Advisory services	—	—	398
Corp Imagen y diseños S.A.	Other services	—	—	196
Corp Research S.A.	Management advisory services	—	—	453
Everis Chile S.A.	Advisory services	—	—	607
Hotel Corporation of Chile S.A.	Accommodation, events	—	—	265
Inmobiliaria Edificio Corpgroup S.A.	Corporate office rent and building cost	—	—	4,725
Instituto de Estudios Bancarios Guillermo Subercaseaux	Education services	—	—	143
Inversiones Corp Group Interhold Ltda.	Management advisory services	—	—	3,097
Itaú Chile Cía. de Seguros de Vida S.A.	Life insurance	—	7,819	948
Itaú Chile Inv. Serv. y Administración S.A.	Leases	—	—	650
Operadora de Tarjeta de Crédito Nexus S.A.	Credit Card processing	—	—	3,836
Promoservice S.A.	Promotion services	—	—	267
Pulso Editorial S.A	Publishing services	—	—	509
Redbanc S.A.	ATM management	—	—	3,355
SMU S.A., Rendic Hnos. S.A.	Prepaid rent for space for ATMs	7,960	—	2,221
Transbank S.A.	Credit card management	—	—	14,586
VIP Asesorias y Servicios Integrales Ltda.	Advisory services	—	—	415

Schedule of Donations

Note 34 - Related Party Transactions, continued

a)	Donations

		For the years ended December 31,
Name or corporate name	Description	2019	2018	2017
		MCh$	MCh$	MCh$
Fundación Corpgroup Centro Cultural	Donations	1,325	1,225	1,302
Fundación Descúbreme	Donations	204	194	200
Fundación Itaú	Donations	170	157	167
Fundación de Inclusión Social Aprendamos	Donations	—	—	5

Schedule of Other Assets and Liabilities with Related Parties

	As of December 31,
	2019	2018
	MCh$	MCh$
ASSETS	28,474	26,854
Derivative financial instruments	27,458	25,708
Other assets	1,016	1,146
LIABILITIES	420,273	188,057
Derivative financial instruments	1,565	860
Current accounts and demand deposits	34,416	30,466
Time deposits and saving accounts	354,794	145,995
Other liabilities	29,498	10,736

Schedule of Results of Transactions with Related Parties

	For the years ended December 31,
	2019		2018		2017
Type of recognized income or expense	Income	Expenses	Income	Expenses	Income	Expenses
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Income and interest expenses and readjustments	11,269	7,328	3,748	2,970	10,146	4,902
Income and expenses for commissions and services	3,232	—	829	—	5,227	—
Profit and loss from trading	2,585	888	1,146	501	2,333	1,534
Operational support expenses	901	—	1,075	—	537	99
Other income and expenses	207	327	84	222	216	390
Totals	18,194	8,543	6,882	3,693	18,459	6,925

Schedule of Payments to Board of Directors and Key Management Personnel

Compensation received by key personnel of Management correspond to the following categories:

	As of December 31,
	2019	2018	2017
	MCh$	MCh$	MCh$
Short-term employee benefits	31,364	31,892	27,759
Post-employment benefits	—	—	—
Other long-term benefits	—	—	—
Compensation for termination of contract	799	1,337	3,471
Totals	32,163	33,229	31,230

Schedule of Conformation of Key Personnel

Compensation received by directors and key management personnel is categorized as follows:

	Number of executives
	As of December 31,
Position	2019	2018
Board Member	14	21
Chief Executive Officer	10	16
Corporate Director	39	50
Area Manager	161	194
Manager	143	163

Schedule of Transactions with Key Personnel

The following transactions with key personnel have been performed during the years ended December 31, 2019 and 2018:

	As of December 31,
	2019	2018
	MCh$	MCh$
Credits cards	122	89
Consumer loans	421	339
Commercial loans	546	536
Mortgage loans	826	2,325